Stockholders' Equity (Details Textual 1) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		0 Months Ended			6 Months Ended	12 Months Ended
	May 20, 2014	Jun. 10, 2014	Apr. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Consultants [Member]	Dec. 31, 2013 Consultants [Member]	Dec. 31, 2012 Consultants [Member]	Nov. 30, 2013 Consultants [Member]	Apr. 30, 2012 Common Stock [Member]	Jun. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Apr. 30, 2012 Common Stock [Member] Medeor Inc [Member]	Apr. 30, 2012 Warrant [Member]	Jan. 10, 2014 Common stock issued for services [Member]	Jul. 10, 2013 Common stock issued for services [Member]	Jul. 10, 2012 Common stock issued for services [Member]	Jun. 30, 2014 Common stock issued for services [Member]	Dec. 31, 2013 Common stock issued for services [Member]	Dec. 31, 2012 Common stock issued for services [Member]
Interest expense due from related party														$ 353,246
Aggregate proceeds from private placement		25,745,699				22,229,300
Issuance of common stock and warrants to purchase common stock														255,750
Warrant to purchase of common stock			619,377					619,377		12,500	21,500	40,000		868,213
Exercise price per share			$ 0.80				$ 0.54	$ 0.80	$ 1.00	$ 0.80	$ 0.80	$ 0.08	$ 0.80	$ 0.80				$ 0.30
Outstanding liabilities owed to the founder														869,300
Issuance of common stock for services, Shares															29,052	56,394	68,356
Fair value of common stock for the services			1,305,200
Stock-based compensation expense				30,000	0												20,500	5,100					8,700	16,900	20,500
Issuance of common stock in connection with acquistion of liciense agreement																		17,089
Common stock per share																									$ 0.30
Number of Shares, Granted				127,000		1,499,760	1,187,449	677,962									1,538,010								153,802
Fair value of the common granted																	46,100								46,100
Grant date fair value of the common stock																	$ 0.03
Share based compensation shares vested						8,655,783														29,052	56,390	68,350
Issuance of common stock to founder for cash	2,000,000
Issuance of common stock for cashless exercise of warrants																	541
Issuance of common stock for cashless exercise of warrants, Shares			618,766														541,430		541,293
Common stock, par value				$ 0.001		$ 0.001	$ 0.001
Research and development				$ (718,974)	$ (274,374)	$ (839,959)	$ (5,248,669)	$ (667,474)										$ 3,750,000
Common stock, shares outstanding				43,853,804		40,294,217	4,958,778											25,000,000